Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Financial assets
FVTPL (Note 1)	$ 14,342.1		$ 1,070.4
FVTOCI (Note 2)	167,150.8		136,483.3
Hedging financial assets	0.0		2.3
Amortized cost (Note 3)	1,842,412.6		1,727,306.6
Financial assets	2,023,905.5		1,864,862.6
Financial liabilities
FVTPL (Note 4)	121.4	$ 4.0	116.2
Hedging financial liabilities	27,334.2	$ 892.7	0.8
Amortized cost (Note 5)	1,741,356.6		1,669,270.6
Financial liabilities	$ 1,768,812.2		$ 1,669,387.6